Loss From Operations - Summary of Loss from Operations is Derived (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of The Way In Which Net Income Loss From Operations Is Arrived At [Line Items]
Other administrative costs	$ 23	$ 27	$ 22